                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

    /s/  Steven Rohlfing   New York, New York  August 13, 2001
    ____________________   __________________  _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $389,684
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

































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

                                                       SLS Management, LLC
                                                   FORM 13F Information Table
                                                          June 30, 2001
   COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6       COLUMN 7       COLUMN 8
   ---------         --------    --------     --------     --------               ---------      --------       --------
                                                                            INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                           (c)
                      TITLE      CUSIP       VALUE      SHRS OR  SH/ PUT/   (a)    (b)    SHARED OTHER    (a)     (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER      (X$1000)   PRN AMT  PRN CALL   SOLE   SHARED OTHER  MANAGERS SOLE   SHARED   NONE
--------------       --------    ------      --------   -------  --- ----   ----   ------ ------ -------- ----   ------   ----
AT&T Corp            Common      0091957109   41,657  1,893,500  SH      1,483,258       410,242   NO  1,483,258  410,242
White Mountains
  Ins. Grp.          Common      G9618E107    23,009     61,153  SH         47,993        13,160   NO     47,993   13,160
Bally Total Fitness
  Hldgs              Common      05873K108    22,682    766,040  SH        604,187       161,853   NO    604,187  161,853
Hughes Electronic
  Corp.              Common      370442832    15,593    770,000  SH        603,173       166,827   NO    603,173  166,827
Galileo Inter-
  national Inc.      Common      363547100    14,471    445,250  SH        270,762       174,488   NO    270,762  174,488
Price Communications
   Corp              Common      741437305    14,242    705,400  SH        552,613       152,787   NO    552,613  152,787
Visteon Corp.        Common      92839U107    13,999    761,627  SH        592,936       168,691   NO    592,936  168,691
UST, Inc.            Common      902911106    13,169    456,295  SH        354,917       101,378   NO    354,917  101,378
Encompass Services
  Corp.              Common      29255U104    13,065  1,459,800  SH      1,148,288       311,512   NO  1,148,288  311,512
Aetna Inc.           Common      00817Y108    12,948    500,125  SH        391,769       108,356   NO    391,769  108,356
Pactiv Corporation   Common      695257105    11,687    872,182  SH        710,996       161,186   NO    710,996  161,186
Casino Data Systems  Common      147583108    11,162  1,210,604  SH      1,083,889       126,715   NO  1,083,889  126,715
Stilwell Financial   Common      860831106    10,605    316,000  SH        249,529        66,471   NO    249,529   66,471
Readers Digest
  Association        Common      755267101     9,650    335,639  SH        261,094        74,545   NO    261,094   74,545
Timberland Company   Common      887100105     8,546    216,300  SH        169,437        46,863   NO    169,437   46,863
Davita Inc           Common      23918K108     8,038    395,382  SH        309,719        85,663   NO    309,719   85,663
Ross Stores          Common      778296103     7,994    333,780  SH        261,247        72,533   NO    261,247   72,533
Healthsouth Corp.    Common      421924101     7,985    500,000  SH        391,671       108,329   NO    391,671  108,329
Viad Corp.           Common      92552R109     7,846    297,200  SH        231,303        65,897   NO    231,303   65,897
Allied Waste
  Industries Inc.    Common      019589308     7,606    407,200  SH        331,876        75,324   NO    331,876   75,324
Suiza Foods Corp.    Common      865077101     6,707    126,300  SH        103,270        23,030   NO    103,270   23,030
Packaging Corp of
  America            Common      695156109     6,473    416,823  SH        324,246        92,577   NO    324,246   92,577
Merck & Co., Inc.    Common      589331107     6,253     97,844  SH         76,601        21,243   NO     76,601   21,243
Smith International,
   Inc.              Common      832110100     6,034    100,000  SH         78,334        21,666   NO     78,334   21,666
Schlumberger Ltd.    Common      806857108     5,265    100,000  SH         78,334        21,666   NO     78,334   21,666
Goldman Sachs Group  Common      38141G104     5,148     60,000  SH         49,764        10,236   NO     49,764   10,236
AT & T Wireless
  Group              Common      00209A106     4,862    297,353  SH        239,818        57,535   NO    239,818   57,535


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Laser Mortgage
  Mgt., Inc.         Common      51806D100     4,538  1,137,400  SH      1,040,298        97,102   NO  1,040,298   97,102
JP Morgan and Co.
  Inc.               Common      46625H100     4,447    100,000  SH         74,170        25,830   NO     74,170   25,830
Gulf Canada
  Resources Ltd.     Common      40218L305     4,050    500,000  SH        391,670       108,330   NO    391,670  108,330
Radio Unica Commun-
  ications Corp      Common      75040Q106     3,926  1,317,355  SH      1,029,413       287,942   NO  1,029,413  287,942
Fidelity National
  Financial Inc.     Common      316326107     3,686    150,000  SH        117,502        32,498   NO    117,502   32,498
Marvel Enterprises
  Inc.               Common      57383M108     3,474  1,146,550  SH        898,356       248,194   NO    898,356  248,194
WR Grace and Co.     Common      38388F108     3,146  1,797,656  SH      1,411,948       385,708   NO  1,411,948  385,708
Dal Tile Inter-
  national Inc.      Common      23426R108     3,131    168,800  SH        132,228        36,572   NO    132,228   36,572
FleetBoston
  Financial Corp.    Common      339030108     2,959     75,000  SH         55,628        19,372   NO     55,628   19,372
4Kids Entertainment
   Inc.              Common      350865104     2,873    150,000  SH        117,510        32,490   NO    117,510   32,490
Northwest Airlines
   Corp              Common      667280101     2,745    108,700  SH         88,545        20,155   NO     88,545   20,155
Continental Airlines
  Inc                Common      210795308     2,709     55,000  SH         43,084        11,916   NO     43,084   11,916
Southwest Airlines
   Co.               Common      844741108     2,659    143,800  SH        112,644        31,156   NO    112,644   31,156
AMR Corp             Common      001765106     2,648     73,300  SH         57,419        15,881   NO     57,419   15,881
Delta Air Lines
  Inc.               Common      247361108     2,645     60,000  SH         47,000        13,000   NO     47,000   13,000
Swift Transporta-
  tion Co Inc        Common      870756103     2,504    130,000  SH        101,834        28,166   NO    101,834   28,166
Honeywell Inter-
  national Inc.      Common      438516106     2,443     70,000  SH         54,834        15,166   NO     54,834   15,166
Lehman Brothers
  Holdings           Common      524908100     1,923     24,900  SH         18,000         6,900   NO     18,000    6,900
Phoenix Companies
  Inc.               Common      71902E109     1,860    100,000  SH         74,660        25,340   NO     74,660   25,340
Grey Global Group
  Inc.               Common      39787M108     1,663      2,500  SH          1,947           553   NO      1,947      553
Birmingham Steel
  Corp               Common      091250100     1,660  1,596,300  SH      1,234,623       361,677   NO  1,234,623  361,677
Capstone Turbine
  Corp.              Common      140670102     1,403     63,500  SH         56,312         7,188   NO     56,312    7,188
Landstar System Inc  Common      515098101     1,156     17,000  SH         13,317         3,683   NO     13,317    3,683
UnitedGlobalCom Inc. Common      913247508     1,081    125,000  SH         97,916        27,084   NO     97,916   27,084
Merrill Lynch &
  Co., Inc           Common      590188108     1,019     17,200  SH         12,818         4,382   NO     12,818    4,382
Telespectrum
  Worldwide          Common      87951U109       832  1,486,500  SH      1,152,230       334,270   NO  1,152,230  334,270
Amazon.com           Common      023135106       708     50,000  SH         37,595        12,405   NO     37,595   12,405
Morgan Stanley
  Dean Witter        Common      617446448       668     10,400  SH          8,074         2,326   NO      8,074    2,326


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Amazon.Com Inc.
  4.75% Due 2-01-09  Common      023135AF3     2,452  5,168,000  SH      4,020,000     1,148,000   NO  4,020,0001,148,000
Aames Financial
  Corp 9.125%
  Due 11-01-03       Common      00253AAD3     1,980  3,000,000  SH      2,320,000       680,000   NO  2,320,000  680,000
                                 Total: $389,684















































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02740001.AB3